Taxation - Schedule of Valuation Allowance (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Schedule of Valuation Allowance [Line Items]
Balance at the beginning of the year	¥ 171,635	$ 171,635	¥ 159,513	¥ 145,788
Allowance made during the year	8,489		32,703	16,392
Reduction due to unrealized NOLs and adjustments	(840)		(20,581)	(2,667)
Decrease due to disposal of subsidiaries	(178,142)
Balance at end of year	1,142	1,142	171,635	159,513
Continuing Operations [Member]
Schedule of Valuation Allowance [Line Items]
Balance at the beginning of the year	377	377
Allowance made during the year	765		377
Balance at end of year	1,142	1,142	377
Discontinued Operations [Member]
Schedule of Valuation Allowance [Line Items]
Balance at the beginning of the year	171,258	$ 171,258	159,513	145,788
Allowance made during the year	7,724		32,326	16,392
Reduction due to unrealized NOLs and adjustments	(840)		(20,581)	(2,667)
Decrease due to disposal of subsidiaries	(178,142)
Balance at end of year			¥ 171,258	¥ 159,513